INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2020
Income Taxes [Abstract]
Schedule of components of income tax expense benefit
The components of income tax expense include the following:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2020	2019	2020	2019
Current income tax	$10	$(8)	$35	$30
Deferred income tax	(58)	(54)	78	(4)
Income tax expense (benefit)	$(48)	$(62)	$113	$26